Balance Sheets	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Current Assets
Cash and cash equivalents	$ 8,542	$ 36,810	$ 2,533
Inventories	715,500
Prepaid inventories		481,000
Prepaid expenses	35,500	30,500
Total Current Assets	759,542	548,310	2,533
Security Deposit	4,992
TOTAL ASSETS	764,534	548,310	2,533
Current Liabilities
Accounts payable and accrued expenses	66,624	600	7,326
Deferred revenue	64,981
Due to related party	41,371	36,379	10,000
Total Current Liabilities	172,976	36,979	17,326
TOTAL LIABILITIES	172,976	36,979	17,326
Stockholders' Equity (Deficit)
Preferred stock: 25,000,000 authorized; $0.001 par value, no shares issued or outstanding
Common stock: 100,000,000 authorized; $0.001 par value, 47,660,000 and 47,160,000 shares issued and outstanding, at September 30, 2017 and 2016, respectively	47,660	47,660	47,160
Additional paid-in capital	557,912	557,912	30,040
Accumulated deficit	(14,014)	(94,241)	(91,993)
Total Stockholders' Equity	591,558	511,331	(14,793)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 764,534	$ 548,310	$ 2,533